FEDERATED MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 8, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED MDT SERIES (the “Trust”)
FEDERATED MDT ALL CAP CORE FUND
Class A Shares
Class C Shares
Class K Shares
Institutional Shares
FEDERATED MDT BALANCED FUND
Class A Shares
Class C Shares
Class K Shares
Institutional Shares
FEDERATED MDT LARGE CAP GROWTH FUND
Class A Shares
Class B Shares
Class C Shares
Institutional Shares
FEDERATED MDT SMALL CAP CORE FUND
Class A Shares
Class C Share
Institutional Shares
FEDERATED MDT SMALL CAP GROWTH FUND
Class A Shares
Class B Shares
Class C Shares
Institutional Shares
1933 Act File No. 333-134468
1940 Act File No. 811-21904

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated November 5, 2010, do not differ from the forms of Prospectus and Statement of Additional Information contained the Registration Statement that was electronically filed under Rule 485(b) as Post-Effective amendment No. 10 on November 5, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary